Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Convertible Senior Notes [Member]
Debt issuance costs	$ 0	$ 18,630	$ 12,150